SEGMENT REPORTING	12 Months Ended
Dec. 31, 2025
SEGMENT REPORTING
SEGMENT REPORTING

24.SEGMENT REPORTING

Our Chief Executive Officer, Chief Finance Officer and Deputy Chief Executive Officer of Investment, as the CODM, organises the Company, manages resource allocations and measures performance among three operating and reportable segments: Car, E-scooter and Ebus.

The Car segment includes the design, development, manufacturing and sales of cars and related battery lease, and battery charging services for cars. The E-scooter segment includes the design, development, manufacturing and sales of e-scooters and related battery lease, and battery charging service for e-scooters. The Ebus segment includes the design, development, manufacturing and sales of Ebus.

A combination of multiple business activities that does not meet the quantitative thresholds to qualify as reportable segments are grouped together as “All other”. The “All other” category mainly includes sales of spare parts, rendering of after-sale services for automobiles and e-scooters and leasing activities.

Cost of Car includes materials, production cost, warranty expense, logistic costs, depreciation and amortization charges and charges to write down the carrying value of our inventory when it exceeds its estimated net realizable value.

Cost of E-scooter includes materials, production cost, warranty expense, depreciation and amortization charges and charges to write down the carrying value of our inventory when it exceeds its estimated net realizable value.

Cost of E-bus includes materials, warranty expense, depreciation and amortization charges.

Our CODM does not evaluate operating segments using asset or liability information. Accordingly, total assets for each reportable segment are not disclosed. Our CODM uses segment gross profit/loss for evaluating product pricing, cost control and optimization, inventory management and short-term cash generating ability of each segment. Information about segments presented revenues and gross profit (loss) by reportable segment were as follows:

For the year ended December 31, 2025:

					Currency: VND million
	Car	E-scooter	Ebus	All other	Total
Revenues	78,861,662	5,297,296	1,529,043	4,490,627	90,178,628
Cost of sales (*)	(117,701,747)	(10,356,446)	(990,771)	(2,040,184)	(131,089,148)
Gross (loss)/profit	(38,840,085)	(5,059,150)	538,272	2,450,443	(40,910,520)
Reconciling to operating loss:	—	—	—	—	(33,183,681)
Research and development costs	—	—	—	—	(9,922,735)
Selling and distribution costs	—	—	—	—	(6,927,286)
Administrative expenses	—	—	—	—	(14,267,896)
Net other operating expenses	—	—	—	—	(2,065,764)
Operating loss	—	—	—	—	(74,094,201)

24.	SEGMENT REPORTING (continued)

For the year ended December 31, 2024:

					Currency: VND million
	Car	E-scooter	Ebus	All other	Total
Revenues	39,460,334	2,275,693	130,838	2,152,150	44,019,015
Cost of sales (*)	(65,593,249)	(2,620,417)	(139,630)	(943,358)	(69,296,654)
Gross (loss)/profit	(26,132,915)	(344,724)	(8,792)	1,208,792	(25,277,639)
Reconciling to operating loss:	—	—	—	—	(30,121,519)
Research and development costs	—	—	—	—	(10,025,329)
Selling and distribution costs	—	—	—	—	(7,995,602)
Administrative expenses	—	—	—	—	(8,892,429)
Net other operating expenses	—	—	—	—	(3,208,159)
Operating loss	—	—	—	—	(55,399,158)

For the year ended December 31, 2023 (represented):

					Currency: VND million
	Car	E-scooter	Ebus	All other	Total
Revenues	23,565,631	2,540,568	628,115	1,149,507	27,883,821
Cost of sales (*)	(37,129,034)	(3,107,640)	(532,081)	(825,977)	(41,594,732)
Gross (loss)/profit	(13,563,403)	(567,072)	96,034	323,530	(13,710,911)
Reconciling to operating loss:	—	—	—	—	(28,259,742)
Research and development costs	—	—	—	—	(15,414,442)
Selling and distribution costs	—	—	—	—	(5,661,737)
Administrative expenses	—	—	—	—	(5,611,548)
Net other operating expenses	—	—	—	—	(1,572,015)
Operating loss	—	—	—	—	(41,970,653)

For the year ended December 31, 2025 (convenience translation):

					Currency: USD
	Car	E-scooter	Ebus	All other	Total
Revenues	3,139,272,402	210,871,223	60,867,123	178,759,882	3,589,770,630
Cost of sales	(4,685,392,580)	(412,262,490)	(39,439,951)	(81,214,283)	(5,218,309,303)
Gross (loss)/profit	(1,546,120,178)	(201,391,266)	21,427,172	97,545,599	(1,628,538,673)
Reconciling to operating loss:	—	—	—	—	(1,320,953,823)
Research and development costs	—	—	—	—	(394,997,612)
Selling and distribution costs	—	—	—	—	(275,756,777)
Administrative expenses	—	—	—	—	(567,966,880)
Net other operating expenses	—	—	—	—	(82,232,554)
Operating loss	—	—	—	—	(2,949,492,496)
(*)

Depreciation and amortization included in Cost of sales for the Car segment for the years ended December 31, 2025, 2024 and 2023 was VND9,937 billion (USD395.6 million), VND8,230 billion and VND5,725 billion, respectively.

(*)

Depreciation and amortization included in Cost of sales for the E-scooter segment for the years ended December 31, 2025, 2024 and 2023 was VND414 billion (USD16.5 million), VND528 billion and VND376 billion, respectively.

(*)

Depreciation and amortization included in Cost of sales for the Ebus segment for the years ended December 31, 2025, 2024 and 2023 was VND141 billion (USD5.6 million), VND68 billion and VND60 billion, respectively.

24.	SEGMENT REPORTING (continued)

The following table presents revenues by geographic area based on the sales location of the products:

	For the year ended	For the year ended
	December 31, 2023	December 31, 2024	For the year ended December 31, 2025
	VND million	VND million	VND million	USD
Vietnam	27,146,950	37,405,756	80,380,810	3,199,745,631
United States	159,164	2,728,411	1,581,261	62,945,782
Canada	577,707	1,906,089	1,065,346	42,408,582
Europe	—	139,026	329,518	13,117,233
Pacific – Asia	—	1,839,733	6,821,693	271,553,402
Total	27,883,821	44,019,015	90,178,628	3,589,770,630

The following table presents revenues earned from customers for each group of similar products and services:

	For the year ended	For the year ended
	December 31, 2023	December 31, 2024	For the year ended December 31, 2025
	VND million	VND million	VND million	USD
Sales of ICE vehicles and merchandise	220,397	106,896	114,962	4,576,331
Sales of e-cars	22,750,175	38,471,376	77,835,372	3,098,418,534
Sales of e-buses	628,115	130,838	1,529,043	60,867,123
Sales of e-scooters	1,942,249	1,537,561	5,230,288	208,203,814
Sale of spare parts and others	882,146	1,823,617	4,372,529	174,058,716
Rendering of aftermarket services	187,141	233,102	14,433	574,539
Revenue from leasing activities and other services	1,273,598	1,715,625	1,082,001	43,071,574
Total revenue	27,883,821	44,019,015	90,178,628	3,589,770,630

The following table presents long-lived assets by geographic area:

	For the year ended December 31, 2024	For the year ended December 31, 2025
	VND million	VND million	USD
Vietnam	71,376,697	75,472,812	3,004,371,323
United States	9,068,924	1,894,880	75,430,118
Other markets	3,384,119	8,202,900	326,535,568
Total	83,829,740	85,570,592	3,406,337,009